Subsequent Events (Details) $ / shares in Units, ¥ in Millions, $ in Millions	1 Months Ended				12 Months Ended
	Mar. 31, 2023 USD ($) $ / shares	Mar. 31, 2023 CNY (¥)	Jan. 31, 2023 USD ($) shares	Jan. 31, 2023 CNY (¥) shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2020 $ / shares
Subsequent Events
Exercise price | $ / shares					$ 0.1		$ 0.1		$ 0.1
Common Class A [member]
Subsequent Events
Number of shares repurchased					1,578,975	1,578,975	2,643,692	2,643,692
Value of shares repurchased					$ 2.2	¥ 15.1	$ 34.0	¥ 217.7
ADS
Subsequent Events
Number of shares repurchased					2,052,667	2,052,667	3,436,800	3,436,800
ADS | Share Repurchase Program
Subsequent Events
Number of shares repurchased			7,400,000	7,400,000
Subsequent event
Subsequent Events
Exercise price | $ / shares	$ 0.01
Subsequent event | Minimum
Subsequent Events
Number of shares authorized to issue			15,000,000	15,000,000
Subsequent event | Maximum
Subsequent Events
Number of shares authorized to issue			25,000,000	25,000,000
Subsequent event | Leya
Subsequent Events
Consideration on disposal	$ 0.8	¥ 5.7
Subsequent event | Share Repurchase Program
Subsequent Events
Number of shares repurchased			5,700,000	5,700,000
Value of shares repurchased			$ 15.2	¥ 104.9
Second Amended 2021 Share Plan | Subsequent event
Subsequent Events
Exercise price | $ / shares	$ 0.1